Label	Element	Value
Fair Value Of Warrants Liabilities	gale_FairValueOfWarrantsLiabilities	$ 5,383
April Two Thousand Eleven Warrant [Member]
Fair Value Of Warrants Liabilities	gale_FairValueOfWarrantsLiabilities	625
August Two Thousand Nine Warrant [Member]
Fair Value Of Warrants Liabilities	gale_FairValueOfWarrantsLiabilities	0
December Two Thousand Twelve Warrant [Member]
Fair Value Of Warrants Liabilities	gale_FairValueOfWarrantsLiabilities	2,027
March Two Thousand Eleven Warrant [Member]
Fair Value Of Warrants Liabilities	gale_FairValueOfWarrantsLiabilities	163
March Two Thousand Ten Warrant [Member]
Fair Value Of Warrants Liabilities	gale_FairValueOfWarrantsLiabilities	8
September Two Thousand Thirteen Warrant [Member]
Fair Value Of Warrants Liabilities	gale_FairValueOfWarrantsLiabilities	$ 2,560